Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (43,776)	$ (16,299)	$ (206,483)	$ (33,625)	$ (59,663)
(Gain)/loss on disposal of property, plant and equipment	12		13	207	(458)
Depreciation of property, plant and equipment	5,310	4,688	19,975	16,097	14,676
Amortization of land use rights and intangible assets	143	188	738	695	711
Noncash lease expenses	557
Share-based compensation	28,130		82,894
Changes in fair value of warrant liability	435		(2,469)
Changes in fair value of convertible notes		3,600
Reversal of credit losses	(545)	(514)
Changes in fair value of Bridge Notes			9,861
(Reversal)/allowance of doubtful accounts			721	(240)	(4,250)
Provision for obsolete inventories	471	218	18,295	1,343	4,233
Impairment loss from property, plant and equipment	6	258	2,443	567	2,908
Product warranty	2,685	909	52,932	3,477	3,501
Changes in operating assets and liabilities:
Notes receivable	(13,468)	3,681	10,016	13,940	31,834
Accounts receivable	8,746	13,790	(11,844)	(3,599)	46,928
Inventories	(4,878)	(7,374)	(25,892)	13,611	10,446
Prepaid expenses and other current assets	(2,586)	(2,667)	(10,980)	(1,693)	1,424
Amount due from/to related parties	85	(175)	(84)	1,872	(1,158)
Operating lease right-of-use assets	(18,945)
Other non-current assets	(51)	19	(2,135)	(139)	280
Notes payable	9,391	542	24,159	(1,643)	(25,896)
Accounts payable	(8,605)	(3,419)	(2,499)	3,818	(12,880)
Advance from customers	2,063	203	(971)	(1,395)	2,296
Accrued expenses and other liabilities	(6,165)	178	(5,947)	2,256	(1,480)
Operating lease liabilities	16,146
Other non-current liabilities	(75)		2,218
Income tax payables				7	(81)
Net cash used in operating activities	(24,914)	(2,174)	(45,039)	15,556	13,371
Cash flows from investing activities
Purchases of property, plant and equipment	(41,061)	(25,429)	(87,862)	(18,645)	(20,260)
Proceeds on disposal of property, plant and equipment	1			13	24
Purchase of short-term investments				(4,635)	(20,353)
Proceeds from maturity of short-term investments				5,593	36,635
Net cash used in investing activities	(41,060)	(25,429)	(87,862)	(17,674)	(3,954)
Cash flows from financing activities
Proceeds from borrowings		13,445	38,926	17,308	17,735
Repayment of loan					(14,475)
Repayment of bank borrowings		(12,265)	(37,568)	(17,815)	(71,674)
Loans borrowing from related parties		4,242	8,426	18,889	15,142
Repayment of related party loans		(4,242)	(8,426)	(18,889)	(15,142)
Cash received from the trust account upon Merger, net of transaction costs (Note 3)			222,629
Cash received from Private Investment in Public Equity (“PIPE”) investors upon Merger			482,500
Payment to exited noncontrolling interests (Note 18)			(139,038)		(32,700)
Issuance of Bridge Notes			57,500		48,934
Loans to related party		(1,874)
Payment to exited noncontrolling interests		(33,047)
Issuance of convertible notes		57,500
Net cash generated from financing activities		23,759	624,949	(507)	(52,180)
Effect of exchange rate changes	598	474	2,865	2,037	(994)
(Decrease) Increase in cash, cash equivalents and restricted cash	(65,376)	(3,370)	494,913	(588)	(43,757)
Cash, cash equivalents and restricted cash at beginning of the period	536,109	41,196	41,196	41,784	85,541
Cash, cash equivalents and restricted cash at end of the period	470,733	37,826	536,109	41,196	41,784
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	416,165	9,633	480,931	21,496	27,978
Restricted cash	54,568	28,193	55,178	19,700	13,806
Total cash, cash equivalents and restricted cash	$ 470,733	$ 37,826	536,109	41,196	41,784
Supplemental disclosure of cash flow information
Interest paid			2,686	1,969	2,487
Income tax paid					58
Non-cash investing and financing activities
Payable for redemption of noncontrolling interest				124,316	114,870
Payable for purchase of property, plant and equipment			$ 18,500	$ 15,122	$ 23,515